CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF CASH FLOWS
Currency translation adjustment, working capital	$ (39.4)	$ 30.3	$ (16.7)